Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories - Schedule of Inventories, Current	Inventories consisted of the following:
	As at December 31,	As at December 31,
USD'000	2023	2022
Raw materials	1,025	4,523
Work in progress	4,205	2,987
Total inventories	5,230	7,510